CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Subsidiary USD ($)	Dec. 31, 2013 Subsidiary CNY	Dec. 31, 2012 Subsidiary CNY	Dec. 31, 2011 Subsidiary CNY
Cash flows from operating activities:
Net loss	$ (92,987,199)	(562,916,605)	(559,826,125)	(313,175,960)
Adjustments for:
(Gain) loss on disposal of property, equipment and software	2,170	13,137	(140,163)	2,334,725
Impairment of intangible assets	631,885	3,825,243	569,139	0
Impairment loss on investments	6,888,678	41,701,985	3,243,744	0
Impairment on available-for-sales investment	1,035,548	6,268,900	0	0
Impairment on equipment	313,825	1,899,803	0	0
Impairment on other long-lived assets	4,912,876	29,741,076	0	0
Impairment loss on upfront prepaid royalties and deferred costs	2,163,322	13,096,101	865,340	0
Depreciation and amortization of property, equipment and software	3,144,433	19,035,455	20,266,129	14,914,744
Amortization of land use right	317,312	1,920,909	1,920,911	1,920,910
Amortization of intangible assets	3,801,933	23,015,765	10,662,892	1,958,630
Share of loss in equity investments	392,458	2,375,826	6,347,447	3,341,607
Gain on investment disposal	0	0	(15,725,792)	(44,434,802)
Allowance for doubtful accounts	62,421	377,877	26,834	0
Impairment on other assets	139,840	846,548	2,045,397	523,968
Loss on termination of R&D VIE arrangements	0	0	18,093,999	0
Exchange loss (gain)	(248,965)	(1,507,157)	(1,898,715)	10,574,954
Stock based compensation expense	4,829,677	29,237,416	37,378,374	53,271,520
Issuance of noncontrolling interest	0	0	0	2,395,000
Change in accounts receivable	(643,292)	(3,894,295)	(6,903,864)	657,341
Change in due to related party	792,863	4,799,753	0	0
Change in advances to suppliers	(541,416)	(3,277,573)	(151,783)	11,455,907
Change in prepayments and other current assets	3,813,456	23,085,521	(11,418,586)	(5,241,174)
Change in prepaid royalties	(74,960)	(453,785)	(165,712)	(699,541)
Change in deferred costs	(308,542)	(1,867,820)	1,002,138	1,008,838
Change in other long-lived assets	2,166,480	13,115,217	3,263,426	6,999,964
Change in accounts payable	1,431,415	8,665,354	(241,324)	(18,019,185)
Change in other taxes payable	(451,796)	(2,735,038)	(2,996,695)	1,672,970
Change in advances from customers	168,161	1,017,996	(3,062,517)	19,908,926
Change in deferred revenue	(23,466)	(142,057)	3,908,307	(1,846,378)
Change in refund of game points	0	0	0	(25,993,004)
Change in other payables and accruals	(795,412)	(4,815,188)	3,747,136	5,575,476
Net cash used in operating activities	(59,066,295)	(357,569,636)	(489,190,063)	(270,894,564)
Cash flows from investing activities
Decrease (Increase) in restricted cash	6,270	37,959	(737,959)	0
Purchase of short term investment	0	0	(877,350)	0
Proceeds from disposal of short term investment	144,928	877,350	0	0
Net cash disposed of upon deconsolidation of VIEs	0	0	(6,413,031)	0
Proceeds from disposal of cost method investee	903,512	5,469,593	10,256,199	71,528,002
Cash paid to acquire equity investees and available-for-sale investments	(1,512,820)	(9,158,160)	(13,557,840)	(33,984,340)
Extension of loans receivable	(743,347)	(4,500,000)	(5,250,000)	(3,000,000)
Collection of loans receivable	743,347	4,500,000	3,000,000	2,025,000
Proceeds from disposal of property, equipment and software	24,200	146,500	1,619,951	81,171
Proceeds from refund of Investment	1,198,026	7,252,493	29,098,880	28,019,115
Proceeds from refund of upfront license fees	0	0	0	13,245,400
Prepayment and deposits paid for property, equipment and software	0	0	(4,295,338)	(28,565,286)
Purchase of property, equipment and software	(1,165,823)	(7,057,543)	(27,558,433)	(17,566,350)
Purchase of intangible assets	(82,594)	(500,000)	(7,457,601)	(73,073,785)
Net cash used in investing activities	(484,301)	(2,931,808)	(22,172,522)	(41,291,073)
Cash flows from financing activities:
Purchase of additional equity interest in subsidiary	0	0	0	(1,205,640)
Proceeds from stock option exercise	711,044	4,304,447	917,622	716,873	5,385	32,603	3,923	4,619
Repurchase of ADSs	(4,795,530)	(29,030,699)	(839,541)	(21,087,153)
Payment for accounts payable related to purchase of intangible assets	(2,311,857)	(13,995,293)	(7,166,649)	0
Net cash provided by (used in) financing activities	(6,390,958)	(38,688,942)	(7,084,645)	(21,571,301)
Effect of foreign exchange rate changes on cash	313,655	1,898,778	1,000,211	(10,706,528)
Net change in cash and cash equivalents	(65,627,899)	(397,291,608)	(517,447,019)	(344,463,466)
Cash and cash equivalents, beginning of year	91,560,337	554,278,809	1,071,725,828	1,416,189,294
Cash and cash equivalents, end of year	25,932,438	156,987,201	554,278,809	1,071,725,828
Supplemental disclosure of cash flow information:
Cash paid for income taxes	0	0	0	165
Supplemental disclosure of non-cash investing and financing activities:
Accrual related to purchase of property, equipment and software	344,465	2,085,286	2,647,168	3,102,167
Accrual related to purchase of intangible assets and related withholding taxes	9,268,608	56,109,371	72,854,780	80,021,430
Receivable on refund of investment in an equity investee	$ 0	0	7,252,493	36,351,373